Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details) - Oil And Gas Producing Activities [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Entitiees [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	$ 4,091	$ 3,084	$ 3,825
Proved oil and gas properties	88,868	75,372	82,639
Support Equipment	127,688	95,800	104,043
Gross Capitalized costs	220,647	174,256	190,507
Depreciation, depletion and amortization	(76,966)	(58,756)	(63,815)
Net capitalized costs	143,681	115,500	126,692
Consolidated Entitiees [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	3,866	2,924	3,764
Proved oil and gas properties	88,550	75,088	82,396
Support Equipment	127,089	95,073	103,284
Gross Capitalized costs	219,505	173,085	189,444
Depreciation, depletion and amortization	(76,253)	(57,940)	(63,003)
Net capitalized costs	143,252	115,145	126,441
Consolidated Entitiees [Member] | Country South America [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	207	160	61
Proved oil and gas properties	318	284	243
Support Equipment	596	726	758
Gross Capitalized costs	1,121	1,170	1,062
Depreciation, depletion and amortization	(712)	(815)	(811)
Net capitalized costs	409	355	251
Consolidated Entitiees [Member] | Country Africa [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	18
Support Equipment	2
Gross Capitalized costs	20
Net capitalized costs	20
Consolidated Entitiees [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	225	160	61
Proved oil and gas properties	318	284	243
Support Equipment	599	727	759
Gross Capitalized costs	1,142	1,171	1,063
Depreciation, depletion and amortization	(713)	(816)	(812)
Net capitalized costs	429	355	251
Consolidated Entitiees [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Support Equipment	1	1	1
Gross Capitalized costs	1	1	1
Depreciation, depletion and amortization	(1)	(1)	(1)
Equity Method Investeee [Member]
IfrsStatementLineItems [Line Items]
Proved oil and gas properties	762	651	607
Gross Capitalized costs	762	651	607
Depreciation, depletion and amortization	(407)	(330)	(289)
Net capitalized costs	$ 355	$ 321	$ 318